Segment and revenue analysis (Tables)	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of revenue
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Revenue
Product sale - Bitcoin mining machines and related accessories	$39,756,156	$7,951,296	$89,919,400
Product sale - Telecommunication	8,566,866	1,725,982	3,336,413
Service - Management and maintenance	3,127,225	9,327,023	15,804,253
	$51,450,247	$19,004,301	$109,060,066

Schedule of geographic region
	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2021	2020	2019
Geographic region
Revenue
Mainland China	$51,432,545	$18,962,130	$95,373,150
United States of America	-	9,338	1,407,546
Hong Kong	-	-	1,673,300
Other foreign countries	17,702	32,833	10,606,070
	$51,450,247	$19,004,301	$109,060,066